Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 94.5	$ 60.0	$ 70.9
Short-term deposits	12.6	7.0	96.6
Total cash and cash equivalents	$ 107.1	$ 67.0	$ 167.5	$ 153.7